SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Employee benefit expense	$ 792,000	$ 744,000	$ 668,000
Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets (In years)	3-5 years